Redeemable Convertible Preferred Stock and Stockholders’ Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 15, 2021	Dec. 19, 2019	Jan. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) installment vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 vote $ / shares shares	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Common stock, authorized (in shares)				300,000,000	300,000,000	0
Common stock, par value (in USD per share) | $ / shares				$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized (in shares)				9,898,400	9,898,400	100,000,000
Preferred stock, par value (in USD per share) | $ / shares				$ 0.00001	$ 0.00001	$ 0.00001
Stock split, conversion ratio	3	100
Convertible preferred stock, IPO percentage of outstanding shares for mandatory conversion				15.00%
Convertible preferred stock, IPO minimum gross proceeds for mandatory conversion | $				$ 80,000
Total authorized shares of common stock reserved for future issuance (in shares)				39,401,631		20,116,805
Preferred stock dividend rights, minimum percentage of common stock dividend declared				50.00%
Preferred stock, redemption rights, maximum company valuation | $				$ 500,000
Share Purchase Option, number of shares (in shares)			1,837,600
Share Purchase Option, exercise price (in USD per share) | $ / shares			$ 2.72
Share Purchase Option, expiration period				2 years
Share Purchase Option, purchase price | $							$ 5,000
Share Purchase Option, fair value | $							$ 5,270	$ 4,367
Share Purchase Option, change in fair value | $				$ 0	$ 903
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized (in shares)				3,379,400	3,379,400
Convertible preferred stock, conversion price (in USD per share) | $ / shares				$ 0.79	$ 0.79
Total authorized shares of common stock reserved for future issuance (in shares)				10,138,200
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized (in shares)				1,837,600	1,837,600
Convertible preferred stock, conversion price (in USD per share) | $ / shares				$ 0.91	$ 0.91
Total authorized shares of common stock reserved for future issuance (in shares)				5,512,800
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized (in shares)				4,681,400	4,681,400	0
Preferred stock, par value (in USD per share) | $ / shares				$ 0.00001	$ 0.00001	$ 0.00001
Convertible preferred stock, conversion price (in USD per share) | $ / shares				$ 1.71	$ 1.71
Total authorized shares of common stock reserved for future issuance (in shares)				14,044,200
Common Class A
Class of Stock [Line Items]
Common stock, authorized (in shares)				0		1,000,000,000
Common stock, par value (in USD per share) | $ / shares				$ 0.00001		$ 0.00001
Number of votes per share of stock held | vote				1		1
Preferred Stock
Class of Stock [Line Items]
Number of votes per share of stock held | vote				1
Convertible Preferred Stock
Class of Stock [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)				29,695,200	29,695,200
Series A and Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, redemption rights, number of installments | installment				3